Expense Example - World Mutual Funds Prospectus - INTERNATIONAL GROWTH FUND	Apr. 01, 2026 USD ($)
INTERNATIONAL GROWTH FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 119
Expense Example, with Redemption, 3 Years	383
Expense Example, with Redemption, 5 Years	666
Expense Example, with Redemption, 10 Years	1,472
International Growth Fund, I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	559
Expense Example, with Redemption, 10 Years	1,243
International Growth Fund, Y Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	478
Expense Example, with Redemption, 10 Years	1,068
International Growth Fund, A Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	712
Expense Example, with Redemption, 3 Years	1,009
Expense Example, with Redemption, 5 Years	1,328
Expense Example, with Redemption, 10 Years	2,226
International Growth Fund, C Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	221
Expense Example, with Redemption, 3 Years	691
Expense Example, with Redemption, 5 Years	1,186
Expense Example, with Redemption, 10 Years	2,358
International Growth Fund, R Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	170
Expense Example, with Redemption, 3 Years	538
Expense Example, with Redemption, 5 Years	930
Expense Example, with Redemption, 10 Years	2,024
International Growth Fund, R5 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	559
Expense Example, with Redemption, 10 Years	1,243
International Growth Fund, R6 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	478
Expense Example, with Redemption, 10 Years	1,068
International Growth Fund, G Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	2
Expense Example, with Redemption, 3 Years	6
Expense Example, with Redemption, 5 Years	11
Expense Example, with Redemption, 10 Years	$ 26